Leases - Schedule of Balance Sheet and Weighted Average Remaining Lease Terms and Discount Rates and Lease Expenses (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Balance Sheet and Weighted Average Remaining Lease Terms and Discount Rates and Lease Expenses [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities		¥ 118,320
Weighted average remaining lease term (years)			1 year 6 months
Weighted average discount rate			4.20%
Operating lease expenses		¥ 126,000	¥ 504,000
Short-term rental expenses	¥ 28,286	¥ 11,314